Commitments (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024
Commitments
Contracts placed for future capital expenditure not provided in the financial statements	€ 3,507	€ 2,442
Vodafone Spain and Vodafone Italy
Commitments
Contracts placed for future capital expenditure not provided in the financial statements	€ 469	423
OXG Glasfaser GmbH | Altice Luxembourg S.A
Commitments
Ownership interest of joint venture	50.00%
Capital commitments from share of joint operations	€ 950
Capital commitments provided to joint venture entities		32
Capital commitments		918
Spectrum Acquisition
Commitments
Contracts placed for future capital expenditure not provided in the financial statements	€ 114	€ 0